Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 1,490,212
Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	770,000
Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	111,464
Operating leased [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	7,698
Rosemont [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
Loma de La Plata [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Toroparu [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Cotabambas [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	134,500
Kutcho [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	65,000
2018 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	34,648
2018 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	24,845
2018 [member] | Operating leased [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,303
2018 [member] | Cotabambas [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,500
2018 [member] | Kutcho [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	7,000
2019 - 2021 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	89,936
2019 - 2021 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	82,055
2019 - 2021 [member] | Operating leased [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,381
2019 - 2021 [member] | Cotabambas [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,500
2022 - 2023 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	778,872
2022 - 2023 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	770,000
2022 - 2023 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,564
2022 - 2023 [member] | Operating leased [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,808
2022 - 2023 [member] | Cotabambas [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,500
After 2023 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,206
After 2023 [member] | Operating leased [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,206
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	904,662
Sub-Total [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	770,000
Sub-Total [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	111,464
Sub-Total [member] | Operating leased [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	7,698
Sub-Total [member] | Cotabambas [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	8,500
Sub-Total [member] | Kutcho [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	7,000
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	585,550
No scheduled due date [member] | Rosemont [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
No scheduled due date [member] | Loma de La Plata [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Toroparu [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
No scheduled due date [member] | Cotabambas [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member] | Kutcho [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000